Prepayment and Other Current Assets	6 Months Ended
Jun. 30, 2025
Prepayment and Other Current Assets [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS

4. PREPAYMENT AND OTHER CURRENT ASSETS

As of June 30, 2025 and December 31, 2024, prepayment and other current and non-current assets consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Advances to vendors	$36,168	$32,907
Staff advance	104	85
Others	37	38
Subtotal	36,309	33,030
Less: allowance for expected credit losses	(2,237)	(2,196)
Prepayment and other assets, net	$34,072	$30,834

For the six months ended June 30, 2025 and 2024, the Company did not provide allowance against the advances to vendors. As of June 30, 2024, the balance of allowance of expected credit losses increased, which was caused by foreign exchange adjustment.